Stock-Based Compensation Level 3 Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity [Table Text Block]
The following is a summary of our stock option activity:

	Number of Options	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(years)	(thousands)
Outstanding, December 31, 2012	—	$—
Granted	161,257	27.19
Outstanding, June 30, 2013	161,257	$27.19	9.7	$—
Vested and expected to vest, June 30, 2013	132,484	$27.19	9.7	$—
Exercisable, June 30, 2013	—	$—	—	$—

Assumptions Used to Calculate Fair Value of Stock Options [Table Text Block]
The fair value for stock option awards was estimated at the grant date using the Black-Scholes option valuation model with the following weighted average assumptions:

Six Months Ended June 30, 2013
Expected volatility	60.9%
Expected life (in years)	6.0
Risk-free interest rate	1.0%
Expected dividends	—
Weighted average fair value per option granted	$14.87

Nonvested Share Activity [Table Text Block]
The following summarizes the activity of our PSUs and RSUs awarded under the 2013 Incentive Plan for the six months ended June 30, 2013:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested, December 31, 2012	—	$—
Granted	104,285	26.65
Unvested, June 30, 2013	104,285	$26.65

Stock-Based Compensation Expense Recognized [Table Text Block]
Total stock-based compensation recognized from stock options, PSUs, and RSUs, net of estimated forfeitures, was as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
	(thousands)
Stock options	$195	$268
PSUs and RSUs	635	805
Total	$830	$1,073